Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables.
Schedule of components of trade and other receivables
	2023	2022
	US $ in millions

Non-current other receivables	97.9	112.1

Current trade and other receivables

Trade receivables	404.9	671.5

Other receivables
Insurance recoveries (see also Note 16)	30.6	23.9
Government institutions	27.4	11.9
Prepaid expenses	34.0	24.9
Other receivables (*)	99.6	93.5
	191.6	154.2

	596.5	825.7

(*) As at December 31, 2023, mainly includes receivables related to vessel owners and interest receivables. The Group’s exposure to credit and market risks is disclosed in Note 29.